UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21863
                                                     ---------

                     Claymore/Raymond James SB-1 Equity Fund
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Nicholas Dalmaso
                   2455 Corporate West Drive, Lisle, IL 60532
             -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: February 29, 2008
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, is as follows:

       SEMIANNUAL
           REPORT
February 29, 2008
      (unaudited)
                                                         |
                                 Claymore/Raymond James  |RYJ
                                       SB-1 Equity Fund  |
                                                         |



RAYMOND JAMES

Logo: Claymore(R)
                       www.claymore.com

           ... YOUR ROAD TO THE LATEST,

  MOST UP-TO-DATE INFORMATION ABOUT THE

CLAYMORE/RAYMOND JAMES SB-1 EQUITY FUND


The shareholder report you are reading right now is just the beginning of the story. Online at WWW.CLAYMORE.COM/RYJ, you will find:

o    Daily, weekly and monthly data on share prices, distributions and more

o    Portfolio overviews and performance analyses

o    Announcements, press releases, special notices and tax characteristics

Raymond James and Claymore are continually updating and expanding shareholder information services on the Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more way we are working to keep you better informed about your investment in the Fund.



2 SemiAnnual Report | February 29, 2008

RYJ | Claymore/Raymond James SB-1 Equity Fund

Dear SHAREHOLDER |


We are pleased to submit the semi-annual shareholder report for the Claymore/Raymond James SB-1 Equity Fund (the "Fund"). This report covers performance for the Fund's semi-annual period ended February 29, 2008. As you may know, the Fund's investment objective is to provide capital appreciation to shareholders. Claymore Advisors, LLC is the Investment Adviser to the Fund; the Fund's Sub-Adviser is Raymond James & Associates, Inc. ("Raymond James"). The Fund seeks to achieve that objective by investing substantially all of its net assets in the equity securities that are rated, at the time of purchase, "Strong Buy 1" by Raymond James analysts.

Raymond James & Associates, Inc. is a wholly-owned subsidiary of Raymond James Financial, Inc., a Florida-based holding company whose subsidiaries are engaged in various financial services businesses including brokerage, trading, investment banking, asset management and financial planning services. The firm's research department supports the company's institutional and retail sales efforts and publishes research on more than 600 companies.

This Fund provides investors with direct access to Raymond James' professional equity research through a retail product. While there are no guarantees of success, we have confidence in the stock research methodologies employed by Raymond James analysts and are optimistic about the Fund's long-term prospects.

All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. For the six-month period ended February 29, 2008, the Fund's return was negative, but in line with market trends. The Fund's total return based on market value was -9.28%, which represents a closing market price of $15.82 on February 29, 2008, versus $19.27 on August 31, 2007. On an NAV basis, the Fund generated a total return of -11.45%. This represents an NAV of $17.53 on February 29, 2008, versus $21.67 on August 31, 2007. The Fund's market price on February 29, 2008, represented a market price discount to NAV of 9.75%; as of August 31, 2007, the discount was 11.08%. We believe that the Fund's market price discount to NAV represents an opportunity, as common shares of the Fund continue to be available in the market at prices below the value of the securities in the underlying portfolio.

When shares trade at a discount to NAV, the Dividend Reinvestment Plan ("DRIP") takes advantage of the discount by reinvesting distributions in common shares of the Fund purchased in the market at a price less than NAV. Conversely, when the market price of the Fund's common shares is at a premium to NAV, the DRIP reinvests participants' dividends in newly-issued common shares at NAV, subject to an IRS limitation that the purchase price cannot be more than 5% below the market price per share. The DRIP provides a cost effective means to accumulate additional shares and enjoy the benefits of compounding returns over time. Shareholders have the opportunity to reinvest their dividends from the Fund through the DRIP, which is described in detail on page 20 of this report.


                                         SemiAnnual Report | February 29, 2008 3

RYJ | Claymore/Raymond James SB-1 Equity Fund | DEAR SHAREHOLDER continued


The Fund paid an annual dividend of $1.84 per common share on December 31, 2007. For tax purposes, approximately $1.51 of this distribution was classified as ordinary income with the remaining $0.33 representing realized long-term capital gains. A substantial portion of this ordinary income relates to realized short-term capital gains. The Fund re-balances frequently as new securities are added as the SB-1 or others are removed. As a result, a significant portion of any realized gain/loss would likely relate to securities held for one-year or less. Any short-term capital gain distributed by the Fund would be taxed as ordinary income.

To learn more about the Fund's performance and investment strategy, we encourage you to read the Questions & Answers section of the report, which begins on page
5. You will find information about what impacted the performance of the Fund during the first half of the 2008 fiscal year and the Investment Adviser's views on the market environment.

We appreciate your investment and look forward to serving your investment needs in the future. For the most up-to-date information on your investment, please visit the Fund's website at www.claymore.com/ryj.

Sincerely,

/s/ Nicholas Dalmaso

Nicholas Dalmaso
Claymore/Raymond James SB-1 Equity Fund

4 SemiAnnual Report | February 29, 2008

RYJ | Claymore/Raymond James SB-1 Equity Fund

QUESTIONS & ANSWERS |


CHUCK R. CRAIG, CFA, PORTFOLIO MANAGER
Chuck Craig joined Claymore Securities, Inc., an affiliate of Claymore Advisors, LLC (either entity separately, or both entities together, "Claymore") in May 2003, and is a Managing Director, Portfolio Management and Supervision. Mr. Craig is also a Portfolio Manager for Claymore's line of exchange-traded funds. Additionally, he is involved in the screening, selection and development of the firm's unit investment trusts and new products. Prior to joining Claymore, Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity research analyst and portfolio manager within the Equity Strategy Research Group. He has more than 10 years of investment industry experience and is a CFA charterholder. He received an M.S. degree in Financial Markets at the Illinois Institute of Technology and a B.S. in Finance from Northern Illinois University. Mr. Craig served for eight years in the U.S. Air Force, including six years at the White House Communications Agency serving three U.S. presidents and their staffs.

Claymore Advisors, LLC is the Investment Adviser of the Claymore/Raymond James SB-1 Equity Fund (the "Fund"). As Investment Adviser, Claymore manages the investment and reinvestment of the Fund's assets and day-to-day activities of the Fund as delegated by the Fund's Trustees. Below, Mr. Craig discusses the Fund's performance for the six-month period ended February 29, 2008.


BEFORE WE DISCUSS PERFORMANCE, WILL YOU REMIND US OF THE FUND'S INVESTMENT OBJECTIVE AND HOW THE FUND WAS DESIGNED TO SEEK THAT OBJECTIVE?

Claymore/Raymond James SB-1 Equity Fund is the only retail product that provides investors with direct access to Raymond James & Associates, Inc.'s ("Raymond James", the Fund's Sub-Adviser), professional equity selection of Strong Buy 1 ("SB-1") securities. The Fund's investment objective is to provide capital appreciation to investors. The Fund seeks to achieve that objective by investing substantially all of its net assets in the equity securities that are rated, at the time of purchase, a "Strong Buy 1" by Raymond James analysts. There are currently four ratings categories used by Raymond James (Strong Buy, Outperform, Market Perform or Underperform), with SB-1 being the highest rating. A rating of SB-1 indicates generally that the Raymond James analyst assigning the rating expects the stock to achieve certain total return targets over the next six months and to outperform the S&P 500 Index over that period. For certain higher-yielding equities, such as real estate investment trusts ("REITs") and certain master limited partnerships ("MLPs"), the analyst anticipates the stock to achieve certain total return targets over the next 12 months. Of course there is no guarantee that the stocks rated SB-1 will produce positive returns. The SB-1 ratings assigned by Raymond James analysts are not intended as guarantees of investment performance of those rated securities or of the Fund, nor are the SB-1 ratings an expectation or prediction of the performance of the Fund.

PLEASE TELL US ABOUT THE ECONOMIC AND MARKET ENVIRONMENT DURING THE SIX MONTHS ENDED FEBRUARY 29, 2008.

The six-month period from August 31, 2007, through February 29, 2008, was a period of considerable economic uncertainty and significant turmoil throughout the capital markets. In the last few months of 2007, what began as a correction in the U.S. housing market accelerated into a crisis in the sub-prime mortgage market with profound implications for the entire economy. By early 2008, there had been pronounced changes in attitudes toward risk in financial markets, as demonstrated by wider credit spreads, severe dislocation in short-term credit markets, overall tightening of financial conditions and an increasingly volatile equity market. The Federal Reserve Board reduced interest rates five times between September 2007 and January 2008, striving to strike a balance between providing liquidity to financial markets and keeping inflation at a moderate level. Even with this stimulus, recent trends in employment, consumer spending and other indicators have led many economists to forecast that the U.S. will experience a recession during 2008.

In this challenging economic environment, most U.S. equity indices posted negative returns. Large-cap stocks performed better than small-cap stocks, as investors demonstrated a preference for investments considered to be less risky. Seven of the 10 sectors within the S&P 500 Index had negative returns; only the energy, materials and consumer staples sectors posted positive returns. The weakest sector was financials, followed by the telecommunication services and consumer discretionary sectors.

HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. For the six months ended February 29, 2008, the Fund's returns were negative, in line with market trends. For this six-month period, the Fund's total return based on market price was -9.28%; return on an NAV basis was -11.45%. For NAV performance comparison purposes, the S&P 500 Index ("S&P 500" or the "Index") returned -8.79% for the same time period. The S&P 500 is generally considered representative of the U.S. large-cap stock market.Additionally, the S&P 400 MidCap Index returned



                                         SemiAnnual Report | February 29, 2008 5

RYJ | Claymore/Raymond James SB-1 Equity Fund | QUESTIONS & ANSWERS continued



-8.05%. The S&P 400 MidCap Index is a market-capitalization weighted index designed to represent U.S. companies of $1.5 billion to $5 billion capitalization range and is a widely used measure of mid-size company U.S. stock market performance.

On February 29, 2008, the Fund's closing market price was $15.82, and the NAV's closing price was $17.53, reflecting a market price discount to NAV of 9.75%. On August 31, 2007, the Fund's market price closed at $19.27 and its NAV was $21.67, reflecting a market price discount to NAV of 11.08%.

The market value of the Fund's shares fluctuates from time to time, and it may be higher or lower than the Fund's NAV. The current market price discount to NAV may provide an opportunity for suitable investors to purchase shares of the Fund below the market value of the securities in the underlying portfolio.
We believe that, over the long term, the progress of the NAV will be reflected in the market price return to shareholders.

WILL YOU TELL US MORE ABOUT RAYMOND JAMES' RESEARCH AND RANKING SYSTEM?

Raymond James' research department supports the company's institutional and retail sales efforts and publishes research on more than 600 companies. The firm's Equity Research Team is composed of more than 40 fundamental equity analysts. The analysts examine each company's balance sheets, operations, sales, earnings history, growth potential and management among other firm-specific data. The analysts cover eight primary market sectors including communications, consumer, energy, financial services, health care, industrial services, real estate and technology. The work of the fundamental analysts is complemented by technical and economic analysts, and is supported by nearly 60 research associates and support staff.

The ratings assigned by Raymond James analysts represent such analysts' judgments given available facts and public information and are not intended to be guarantees of investment performance of rated securities or of the Fund. The Raymond James Stock-Rating Guide serves as a guideline for the firm's equity research analysts and is in no way indicative of the future performance of any individual stock, industry sector or the Claymore/Raymond James SB-1 Equity Fund.

HOW IS THE PORTFOLIO CONSTRUCTED AND HOW IS IT MAINTAINED TO REPRESENT THE SUB-ADVISER'S STRONG BUY 1 PICKS?

The Fund employs a modified equal-weighting methodology, meaning the Fund seeks to invest an equal percentage of the Fund's total assets in each SB-1 security, within the constraints of the underlying securities. Occasionally, some of the securities may exhibit relatively low liquidity. In those cases, the Fund may take an initial position that is less than an equal weight in order to mitigate the risk of adversely affecting the price of the less liquid security. At rebalancing, the Fund seeks to bring portfolio securities to an equal weight.

While SB-1 ratings can potentially change every business day, we rebalance and reconstitute the portfolio approximately every two weeks or twice monthly. We do so in an effort to reduce turnover and transaction costs for the Fund. At the time of reconstitution and rebalancing, we sell securities that are no longer ranked SB-1, add securities not currently in the portfolio that have been upgraded to an SB-1 ranking and adjust the portfolio in accordance with our modified equal-weighting methodology.

WHAT ARE THE PORTFOLIO'S CURRENT AREAS OF EMPHASIS?

On February 29, 2008, the Fund's largest sector positions were in energy (18.8% of total investments), health care (14.5% of total investments) and consumer discretionary (12.1% of total investments). The portfolio held mainly common stocks (91.8% of total investments) and MLPs (8.1% of total investments).

At the end of the period, small-capitalization companies represented approximately 61% of total investments; mid-cap companies represented 18%; and large-cap companies represented 20% of total investments. Cash and other investments represented the remaining 1%. It is important to remember that the Fund is rebalanced twice each month and these sector allocations and security types can and do change.


WHAT ARE SOME FACTORS THAT INFLUENCED PERFORMANCE DURING THE PERIOD?

Although portfolio securities are selected based on Raymond James' rankings and not by virtue of their market capitalization, industry or sector, some of these factors did influence the Fund's performance.


6 SemiAnnual Report | February 29, 2008

RYJ | Claymore/Raymond James SB-1 Equity Fund | QUESTIONS & ANSWERS continued



The Fund's performance was helped by its underweight relative to the S&P 500 in the financials sector, which was the worst performing sector in the Index. Stock selection in the financials sector also contributed to performance, as the portfolio did not hold some of the stocks that experienced very sharp declines. Also positive was an overweight position relative to the Index in the energy sector, which performed well. The Fund's overweight position in the information technology sector, as well as stock selection in this sector, detracted from performance. An underweight in the consumer staples sector detracted from performance relative to the Index, although stock selection in this sector contributed to performance.

WHAT WERE SOME OF THE SECURITIES THAT HELPED AND HURT THE FUND'S PERFORMANCE?

One of the top performing holdings was CONSOL Energy, Inc. (not held in the portfolio at period end), which produces energy from coal and gas, serving the electric power generation industry in the United States; this company's earnings benefited from robust global demand for coal. Also positive was a position in Walter Industries, Inc. (not held in the portfolio at period end), a diversified industrial company with positions in natural resources and home construction. Walter reported earnings well above analysts' estimates for the fourth quarter of 2007. Another contributor was ICON plc (not held in the portfolio at period end), a contract research organization based in Ireland that provides outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. ICON continued to expand, both organically and through strategic acquisitions.

A position in Avanex Corporation (0.8% of total investments), which manufactures and markets fiber optic-based products known as photonic processors, detracted from performance. Avanex recently issued revenue and earnings forecasts for 2008 that were below analysts' prior estimates. Also negative was a position in PGT, Inc. (0.1% of total investments), a manufacturer and supplier of residential impact-resistant windows and doors; PGT's revenue and earnings have been hurt by the weakness in residential construction, necessitating significant layoffs. Another position that detracted from performance was NII Holdings, Inc. (0.8% of total investments), which provides digital wireless communication services to business customers in Latin American markets. This stock weakened despite strong earnings reports and management's positive outlook for 2008.

PLEASE TELL US ABOUT THE FUND'S DISTRIBUTIONS?

The Fund's investment objective is to provide capital appreciation. The Fund intends to pay substantially all of its net investment income to common shareholders through annual distributions. In addition, the Fund intends to distribute any net long-term capital gains to common shareholders as long-term capital gain dividends at least annually. To the extent that the Fund realizes net investment income, including short-term capital gains, on a more frequent basis, the Fund may make more frequent distributions to its common shareholders. On December 31, 2007, the Fund made a distribution of $1.84 per share. For tax purposes, approximately $1.51 of this distribution was classified as ordinary income with the remaining $0.33 representing realized long-term capital gains. A substantial portion of this ordinary income relates to realized short-term capital gains. The Fund re-balances frequently as new securities are added as the SB-1 or others are removed. As a result, a significant portion of any realized gain/loss would likely relate to securities held for one-year or less. Any short-term capital gain distributed by the Fund would be taxed as ordinary income.

DO YOU HAVE ANY OTHER COMMENTS FOR SHAREHOLDERS?

While the Fund's NAV return was negative over the past six months, NAV return has been positive for the period since the Fund's inception date of May 19, 2006. There are of course no guarantees of success, but we have confidence in the stock research methodologies employed by Raymond James analysts. The last few months have been a challenging time for all equity investors, including investors in closed-end funds, many of which currently sell at discounts to NAV. The closed-end fund marketplace has experienced such sell-offs in the past, as investors react based on market momentum rather than considering relative strength or weakness in the underlying securities in the closed-end fund itself. When considering performance, we encourage investors to take a long-term view. Investment performance changes on a daily basis and the true test of a Fund's success is whether it can stand the test of time. The market price of a Fund is, of course, independent of its NAV. With that said, we hope that both the Fund's NAV and its market price will improve in the future. Bear in mind, the Fund has an automatic open-end conversion feature that seeks to address market price discounts to the net asset value that are sometimes associated with closed-end funds.


                                         SemiAnnual Report | February 29, 2008 7

RYJ | Claymore/Raymond James SB-1 Equity Fund | QUESTIONS & ANSWERS continued



The Fund's Agreement and Declaration of Trust provides that (beginning after 18 months of operations from the inception date of May 19, 2006) if the Fund's Common Shares close on the New York Stock Exchange ("NYSE") for 75 consecutive trading days at a price that is a 10 % or greater discount from the NAV of the Fund's common shares, the Fund will commence the process necessary to convert the Fund into an open-end investment company. Although the Fund is required to convene a special shareholder meeting at which the Fund's shareholders can vote to maintain the Fund's status as a closed-end fund, there can be no assurance that such a vote would be obtained. If such a vote is not obtained, the Fund would convert automatically to an open-end fund and would no longer be listed on the NYSE. The Fund's shares would be purchased and redeemed by the Fund at NAV and the Fund could be required to commence a continuous offering of its shares upon the conversion to an open-end fund.


RYJ RISKS AND OTHER CONSIDERATIONS

The Fund is a diversified, closed-end management investment company with a limited history of operations and a limited history of public trading. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the common shares of the Fund represents an indirect investment in the securities and other instruments owned by the Fund. The value of those securities and other instruments may fluctuate, sometimes rapidly and unpredictably, and will affect the value of the common shares.

The Fund's common shares may trade at a discount or a premium in relation to net asset value. At any point in time, the common shares may be worth less than the original investment, including the reinvestment of Fund dividends and/or distributions. An investment in the common shares of the Fund is intended for long-term investors and should not be considered a complete investment program. Each common shareholder should take into account the Fund's investment objective as well as the common shareholder's other investments when considering an investment in the Fund. There can be no assurance that the Fund will achieve its investment objective.

A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. An adverse event, such as an unfavorable earnings report, a research downgrade, including one issued by the Sub-Adviser, may depress the value of common stock of an issuer held by the Fund.

The Fund may invest in securities of issuers that have comparatively smaller capitalizations relative to issuers whose securities are included in major benchmark indices, which present unique investment risks. Equity securities of smaller capitalization companies generally are less liquid than those of larger companies.

Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile than the U.S. market; and (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments.

Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents, increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.

An investment in MLP units involves risk that differs from a similar investment in equity securities, such as common stock, of a corporation. Holders of MLP units have rights typically afforded to limited partners in a limited partnership. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. There are certain tax risks associated with an investment in MLP units. Additionally, conflicts of interest may exist between common unit holders and the general partner of an MLP; for example a conflict may arise as a result of incentive distribution payments. The Fund will not invest more than 25% of its assets in MLPs.

The Fund is subject to management risk because it is an actively-managed investment portfolio. The Investment Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There can be no assurance that the Sub-Adviser will be successful in its analysis of stocks upgraded to or downgraded from "SB-1"status. There are no assurances that Raymond James will continue to provide equity research to the degree currently provided by it, or that it will continue to provide research services at all. Raymond James may decrease (i) the number of equity analysts that it employs,
(ii) the number of industries, or (iii) the number of issuers within an industry, that such analysts cover.

An investment in the Fund is subject to certain risks and other considerations, including, but not limited to: Industry and Sector Risk; Other Investment Company Risk; Risks Relating to Raymond James Equity Securities Ratings; Risks Associated with Other Business Activities of Raymond James; Investment Strategy Risk; Market Discount Risk; Portfolio Turnover Risk; Strategic Transactions Risk; and Current Developments Risk.

Investors should carefully consider the investment objective and policies, risk considerations, charges and ongoing expenses of the Fund before investing.


8 SemiAnnual Report | February 29, 2008

RYJ | Claymore/Raymond James SB-1 Equity Fund

Fund SUMMARY | AS OF FEBRUARY 29, 2008 (unaudited)

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                     $15.82
Common Share Net Asset Value                    $17.53
Premium/Discount to NAV                         -9.75%
Net Assets ($000)                             $194,969
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
(Inception 5/19/06)           Market               NAV
--------------------------------------------------------------------------------
Six Month                     -9.28%           -11.45%
One Year                      -3.68%            -5.47%
Since Inception -
   average annual             -6.97%             0.57%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                             % OF TOTAL
PORTFOLIO BREAKDOWN*                        INVESTMENTS
--------------------------------------------------------------------------------
Energy                                            18.8%
Health Care                                       14.5%
Consumer Discretionary                            12.1%
Industrials                                       11.2%
Financials                                         9.5%
Semiconductors                                     8.0%
Communications Equipment                           6.8%
Telecommunications                                 6.6%
Software & Services                                4.9%
Electronic Equipment & Instruments                 4.8%
Consumer Staples                                   0.8%
Utilities                                          0.8%
Materials                                          0.8%
Computers & Peripherals                            0.3%
Exchange Traded Funds                              0.1%
--------------------------------------------------------------------------------
* Represents broad sectors and not specific industries.

                                             % OF TOTAL
TOP TEN HOLDINGS                            INVESTMENTS
--------------------------------------------------------------------------------
Leap Wireless International, Inc.                  1.0%
NTELOS Holdings Corp.                              0.9%
Kendle International Inc.                          0.9%
Continental Resources, Inc.                        0.9%
Cogent, Inc.                                       0.9%
EMS Technologies, Inc.                             0.9%
Stanley Furniture Co., Inc.                        0.9%
MetroPCS Communications, Inc.                      0.9%
Akamai Technologies, Inc.                          0.9%
Whiting Petroleum Corp.                            0.9%
--------------------------------------------------------------------------------
Sectors and holdings are subject to change daily. For more current information, please visit www.claymore.com. The above summaries are provided for informational purposes only and should not be viewed as recommendations. Past performance does not guarantee future results.

Line Chart:
Share Price & NAV Performance
2/28/2007         15.68         17.52
                  15.57          17.4
                   15.9         17.76
                  16.07         17.91
                   15.9         17.73
                  16.19         18.06
                  16.57         18.45
                  16.45         18.29
                  15.96         17.74
                   15.8          17.5
                  15.97         17.73
                  15.94         17.69
                  16.15         17.84
                  16.16         17.93
                  16.46         18.27
                  16.12          17.9
                  16.13         17.79
                  16.15         17.81
                  16.26         17.98
                  15.97         17.62
                  15.97         17.64
                  16.25         17.97
                  16.42         18.19
                  16.42         18.19
                  16.34         17.96
2/29/2008         15.82         17.53


Pie Chart:
Holdings by Capitalization*
Asset Class
Small-cap       61%
Large-cap       20%
Mid-cap         18%
Cash and Other
Investments      1%

* As a percentage of total investments.



                                             % OF TOTAL
ASSET ALLOCATION                             NET ASSETS
--------------------------------------------------------------------------------
Common Stocks                                     91.8%
Master Limited Partnerships                        8.1%
Exchange Traded Funds                              0.1%
Other Assets in excess of Liabilities              0.0%
--------------------------------------------------------------------------------
                                                 100.0%
--------------------------------------------------------------------------------


                                         SemiAnnual Report | February 29, 2008 9

RYJ | Claymore/Raymond James SB-1 Equity Fund


Portfolio of INVESTMENTS | FEBRUARY 29, 2008 (unaudited)


   NUMBER
OF SHARES  DESCRIPTION                                     VALUE
----------------------------------------------------------------
           TOTAL INVESTMENTS - 100.0%
           Common Stocks - 91.8%
           Communications Equipment - 6.8%
  115,500  ADC Telecommunications, Inc. (a)           $1,578,885
1,976,900  Avanex Corp. (a)                            1,603,266
   60,100  EMS Technologies, Inc. (a)                  1,730,279
   29,500  Harris Corp.                                1,440,485
  122,200  JDS Uniphase Corp. (a)                      1,606,930
   81,900  KVH Industries, Inc. (a)                      710,892
  138,800  Motorola, Inc.                              1,383,836
   42,900  Nokia Corp. - ADR (Finland)                 1,544,829
  281,091  Orbcomm, Inc. (a)                           1,602,219
----------------------------------------------------------------
                                                      13,201,621
----------------------------------------------------------------
           COMPUTERS & PERIPHERALS - 0.3%
  720,900  Concurrent Computer Corp. (a)                 576,720
----------------------------------------------------------------
           CONSUMER DISCRETIONARY - 12.1%
   13,700  Autozone, Inc. (a)                          1,576,596
   35,700  Best Buy Co., Inc.                          1,535,457
   37,500  Carnival Corp. (Panama)                     1,475,625
   53,700  Culp, Inc. (a)                                392,010
   62,100  Dollar Tree, Inc. (a)                       1,666,143
   57,100  Ethan Allen Interiors, Inc.                 1,555,404
   56,300  Home Depot, Inc.                            1,494,765
   66,700  Lowe's Cos., Inc.                           1,598,799
   60,500  Marvel Entertainment, Inc. (a)              1,521,575
   56,700  O'Reilly Automotive, Inc. (a)               1,528,632
  308,000  Pier 1 Imports, Inc. (a)                    1,613,920
   37,600  Polaris Industries, Inc.                    1,435,568
   41,500  Royal Caribbean Cruises Ltd. (Liberia)      1,452,915
  128,900  Stanley Furniture Co., Inc.                 1,696,324
   53,200  Urban Outfitters, Inc. (a)                  1,531,096
   17,800  WhirlPool Corp.                             1,501,786
----------------------------------------------------------------
                                                      23,576,615
----------------------------------------------------------------
           CONSUMER STAPLES - 0.8%
   38,500  CVS Caremark Corp.                          1,554,630
----------------------------------------------------------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.8%
  46,200   Avnet, Inc. (a)                             1,557,402
  175,700  Cogent, Inc. (a)                            1,757,000
   96,200  Ingram Micro, Inc. - Class A (a)            1,468,974
   86,100  Insight Enterprises, Inc. (a)               1,509,333
  125,400  L-1 Identity Solutions, Inc. (a)            1,499,784
   47,700  Tech Data Corp. (a)                         1,590,795
----------------------------------------------------------------
                                                       9,383,288
----------------------------------------------------------------


   NUMBER
OF SHARES  DESCRIPTION                                     VALUE
----------------------------------------------------------------
           ENERGY - 11.5%
   14,200  Apache Corp.                               $1,628,882
   36,500  Cameron International Corp. (a)             1,550,520
   63,100  Continental Resources, Inc. (a)             1,771,848
   67,300  Delta Petroleum Corp. (a)                   1,612,508
   13,300  Diamond Offshore Drilling, Inc.             1,607,039
  125,500  Harvest Natural Resources, Inc. (a)         1,538,630
   68,700  InterOil Corp. (Canada) (a)                 1,499,034
   27,700  Lufkin Industries, Inc.                     1,583,332
   24,400  National Oilwell Varco, Inc. (a)            1,520,120
   32,300  Noble Corp. (Cayman Islands)                1,587,545
   21,500  Occidental Petroleum Corp.                  1,663,455
   18,600  Schlumberger Ltd. (Netherland Antilles)     1,607,970
   11,415  Transocean, Inc. (Cayman Islands)           1,603,922
   27,600  Whiting Petroleum Corp. (a)                 1,689,672
----------------------------------------------------------------
                                                      22,464,477
----------------------------------------------------------------
           FINANCIALS - 9.5%
   33,700  Allstate Corp. (The)                        1,608,501
   30,861  American Physicians Service Group, Inc.       583,273
   42,000  Argo Group International Holdings Ltd.
             (Bermuda) (a)                             1,571,640
  134,239  Cardinal Financial Corp.                    1,067,200
   30,400  Chubb Corp.                                 1,547,360
  117,800  CoBiz Financial, Inc.                       1,447,762
  169,148  First Bancorp (Puerto Rico)                 1,529,098
  120,100  First State Bancorporation                  1,426,788
   66,100  HCC Insurance Holdings, Inc.                1,590,366
   89,500  New York Community Bancorp, Inc.            1,461,535
   17,200  Nexity Financial Corp. (a)                    130,376
   68,100  Pinnacle Financial Partners, Inc. (a)       1,562,214
  139,000  Popular, Inc. (Puerto Rico)                 1,534,560
   28,000  Reinsurance Group of America, Inc.          1,531,880
----------------------------------------------------------------
                                                      18,592,553
----------------------------------------------------------------
           HEALTH CARE - 14.5%
   34,400  Amedisys, Inc. (a)                          1,471,632
   26,100  Cardinal Health, Inc.                       1,543,554
   34,300  Cerner Corp. (a)                            1,490,335
   78,000  Eclipsys Corp. (a)                          1,665,300
   38,500  Forest Laboratories, Inc. (a)               1,531,145
  137,900  HLTH Corp. (a)                              1,632,736
   67,071  IMS Health, Inc.                            1,509,768
   24,900  Johnson & Johnson                           1,542,804
   39,910  Kendle International Inc. (a)               1,788,367
  273,800  NovaMed, Inc. (a)                           1,097,938
  122,300  Noven Pharmaceuticals, Inc. (a)             1,658,388
   70,100  Pfizer, Inc.                                1,561,828
   35,200  Pharmaceutical Product Development, Inc.    1,586,464
  100,808  Phase Forward, Inc. (a)                     1,605,871


See notes to financial statements.

10 SemiAnnual Report | February 29, 2008

RYJ | Claymore/Raymond James SB-1 Equity Fund | PORTFOLIO OF INVESTMENTS (unauditd) continued


   NUMBER
OF SHARES  DESCRIPTION                                     VALUE
----------------------------------------------------------------
           HEALTH CARE (CONTINUED)
   54,400  Psychiatric Solutions, Inc. (a)            $1,538,976
   74,100  Schering-Plough Corp.                       1,607,970
   31,500  Universal Health Services, Inc. - Class B   1,682,730
   37,900  Wyeth                                       1,653,198
----------------------------------------------------------------
                                                      28,169,004
----------------------------------------------------------------
           INDUSTRIALS - 11.2%
  100,400  Argon ST, Inc. (a)                          1,631,500
  158,500  Casella Waste Systems, Inc. - Class A (a)   1,567,565
   33,300  Con-Way, Inc.                               1,508,823
   27,200  Harsco Corp.                                1,536,528
  110,900  Heartland Express, Inc.                     1,550,382
   51,400  Herman Miller, Inc.                         1,533,262
   91,800  Interface, Inc. - Class A                   1,538,568
   95,022  JA Solar Holdings Co. Ltd. - ADR
             (Cayman Islands) (a)                      1,357,864
  118,400  Knoll, Inc.                                 1,667,072
   33,500  Landstar System, Inc.                       1,553,730
   39,510  PGT, Inc. (a)                                 134,334
   50,850  Republic Services, Inc.                     1,552,451
   52,700  Ryanair Holdings PLC - ADR (Ireland) (a)    1,506,166
   22,800  Sunpower Corp. - Class A (a)                1,498,416
   52,900  Waste Connections, Inc. (a)                 1,606,044
----------------------------------------------------------------
                                                      21,742,705
----------------------------------------------------------------
           MATERIALS - 0.8%
  42,700   Scotts Miracle-Gro Co. (The) - Class A      1,519,693
----------------------------------------------------------------
           SEMICONDUCTORS - 8.0%
   90,200  Altera Corp.                                1,543,322
   66,800  Diodes, Inc. (a)                            1,507,676
   79,600  Intel Corp.                                 1,588,020
  209,200  Micron Technology, Inc. (a)                 1,573,184
   70,650  Nvidia Corp. (a)                            1,511,204
  483,700  RF Micro Devices, Inc. (a)                  1,523,655
  188,300  Skyworks Solutions, Inc. (a)                1,555,358
   52,000  Texas Instruments, Inc.                     1,557,920
   52,400  Trina Solar Ltd. - ADR
             (Cayman Islands) (a)                      1,664,748
   72,500  Xilinx, Inc.                                1,621,100
----------------------------------------------------------------
                                                      15,646,187
----------------------------------------------------------------
           SOFTWARE & SERVICES - 4.9%
   48,100  Akamai Technologies, Inc. (a)               1,691,196
  416,500  Art Technology Group, Inc. (a)              1,407,770
   38,800  Automatic Data Processing, Inc.             1,550,060
  109,000  Interactive Intelligence, Inc. (a)          1,554,340
   30,800  NCI, Inc. - Class A (a)                       545,776
   92,500  Nuance Communications, Inc. (a)             1,521,625
  129,600  Switch & Data Facilities Co., Inc. (a)      1,354,320
----------------------------------------------------------------
                                                       9,625,087
----------------------------------------------------------------



   NUMBER
OF SHARES  DESCRIPTION                                     VALUE
----------------------------------------------------------------
           TELECOMMUNICATIONS - 6.6%
  288,300  Centennial Communications Corp. (a)        $1,519,341
   36,400  Embarq Corp.                                1,526,616
   43,500  Leap Wireless International, Inc. (a)       1,860,060
  106,300  MetroPCS Communications, Inc. (a)           1,695,485
   37,900  NII Holdings, Inc. (a)                      1,505,767
   83,925  NTELOS Holdings Corp.                       1,790,120
  189,360  PAETEC Holding Corp. (a)                    1,461,859
   49,100  SBA Communications Corp. - Class A (a)      1,524,555
----------------------------------------------------------------
                                                      12,883,803
----------------------------------------------------------------
           TOTAL COMMON STOCKS - 91.8%
           (Cost $188,063,138)                       178,936,383
----------------------------------------------------------------
           MASTER LIMITED PARTNERSHIPS - 8.1%
           ENERGY - 7.3%
   48,300  Energy Transfer Equity L.P.                 1,606,458
   32,500  Energy Transfer Partners L.P.               1,557,400
   51,300  Enterprise Products Partners L.P.           1,588,761
   54,400  Inergy L.P.                                 1,589,024
   61,000  Magellan Midstream Holdings L.P.            1,568,920
   65,900  Targa Resources Partners L.P.               1,597,416
   50,900  Teekay LNG Partners L.P.
             (Marshall Islands)                        1,529,545
   62,079  Teekay Offshore Partners L.P.
             (Marshall Islands)                        1,572,461
   43,800  Williams Partners L.P.                      1,626,294
----------------------------------------------------------------
                                                      14,236,279
----------------------------------------------------------------
           UTILITIES - 0.8%
   37,500  Suburban Propane Partners L.P.              1,539,750
----------------------------------------------------------------
           TOTAL MASTER LIMITED PARTNERSHIPS - 8.1%
           (Cost $13,727,826)                         15,776,029
----------------------------------------------------------------
           EXCHANGE TRADED FUNDS - 0.1%
   1,300   Midcap SPDR Trust Series 1
           (Cost $186,630)                               187,525
----------------------------------------------------------------
           TOTAL INVESTMENTS - 100.0%
           (Cost $201,977,594)                       194,899,937
           Other Assets in excess
             of Liabilities - 0.0%                        69,361
----------------------------------------------------------------
           NET ASSETS - 100.0%                      $194,969,298
================================================================

ADR - American Depositary Receipts

L.P. - Limited Partnership

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                        SemiAnnual Report | February 29, 2008 11

RYJ | Claymore/Raymond James SB-1 Equity Fund

Statement of ASSETS AND LIABILITIES | FEBRUARY 29, 2008 (unaudited)

ASSETS
   Investments in securities, at value (cost $201,977,594)                                        $194,899,937
   Cash                                                                                                181,036
   Receivable for securities sold                                                                      803,163
   Dividends receivable                                                                                143,067
   Other assets                                                                                          1,753
---------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 196,028,956
---------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payable for securities purchased                                                                    801,292
   Advisory fee payable                                                                                134,081
   Administration fee payable                                                                            4,334
   Accrued expenses and other liabilities                                                              119,951
---------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                              1,059,658
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $194,969,298
===============================================================================================================
COMPOSITION OF NET ASSETS
   Common stock, $.01 par value per share; unlimited number of shares authorized,
   11,122,822 shares issued and outstanding                                                       $    111,228
   Additional paid-in capital                                                                      211,744,333
   Accumulated net unrealized depreciation on investments                                           (7,077,657)
   Accumulated net realized loss on investments                                                     (9,663,287)
   Accumulated net investment loss                                                                    (145,319)
---------------------------------------------------------------------------------------------------------------
Net Assets                                                                                        $194,969,298
===============================================================================================================
NET ASSET VALUE (based on 11,122,822 common shares outstanding)                                   $      17.53
===============================================================================================================

See notes to financial statements.

12 SemiAnnual Report | February 29, 2008

RYJ | Claymore/Raymond James SB-1 Equity Fund

Statement of OPERATIONS | FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (unaudited)

INVESTMENT INCOME
   Dividends (net of return of capital distributions received of $470,715)      $    922,528
   Interest                                                                            8,031
---------------------------------------------------------------------------------------------------------------
      Total income                                                                                $    930,559
---------------------------------------------------------------------------------------------------------------
EXPENSES
   Advisory fee                                                                      955,840
   Professional fees                                                                  67,389
   Printing expenses                                                                  36,371
   Fund accounting                                                                    33,436
   Trustees' fees and expenses                                                        30,491
   Administration fee                                                                 29,915
   Custodian fee                                                                      24,413
   NYSE listing                                                                       10,556
   Insurance                                                                          10,003
   Transfer agent fee                                                                  9,328
   Miscellaneous                                                                       4,361
---------------------------------------------------------------------------------------------------------------
      Total expenses                                                                                 1,212,103
---------------------------------------------------------------------------------------------------------------
      Net investment loss                                                                             (281,544)
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                                                 (1,131,186)
   Net change in unrealized depreciation on investments                                            (24,149,529)
---------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                                 (25,280,715)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $(25,562,259)
===============================================================================================================

See notes to financial statements.

                                        SemiAnnual Report | February 29, 2008 13

RYJ | Claymore/Raymond James SB-1 Equity Fund

Statement of CHANGES IN NET ASSETS |

                                                                                      FOR THE
                                                                             SIX MONTHS ENDED            FOR THE
                                                                            FEBRUARY 29, 2008         YEAR ENDED
                                                                                  (UNAUDITED)    AUGUST 31, 2007
----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment loss                                                          $   (281,544)      $   (567,519)
   Net realized gain (loss) on investments                                        (1,131,186)        14,886,062
   Net change in unrealized appreciation (depreciation) on investments           (24,149,529)        14,920,272
----------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (25,562,259)        29,238,815
----------------------------------------------------------------------------------------------------------------
Distributions to Common Shareholders
   From and in excess of net realized gain                                       (20,465,993)        (1,223,510)
----------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                    (46,028,252)        28,015,305
NET ASSETS
   Beginning of period                                                           240,997,550        212,982,245
----------------------------------------------------------------------------------------------------------------
   End of period (including accumulated undistributed net investment
   income (loss) of ($145,319) and $136,225, respectively)                      $194,969,298       $240,997,550
================================================================================================================

See notes to financial statements.

14 SemiAnnual Report | February 29, 2008

RYJ | Claymore/Raymond James SB-1 Equity Fund

Statement of FINANCIAL HIGHLIGHTS |

                                                                                  FOR THE                        FOR THE PERIOD
                                                                         SIX MONTHS ENDED           FOR THE       MAY 19, 2006*
PER SHARE OPERATING PERFORMANCE                                         FEBRUARY 29, 2008        YEAR ENDED             THROUGH
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         (UNAUDITED)   AUGUST 31, 2007     AUGUST 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $   21.67        $    19.15         $   19.10(b)
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment loss(a)                                                          (0.03)            (0.05)            (0.00)(c)
   Net realized and unrealized gain (loss) on investments                          (2.27)             2.68              0.09
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                             (2.30)             2.63              0.09
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM AND IN EXCESS OF NET REALIZED GAIN       (1.84)            (0.11)             -
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $   17.53        $    21.67         $   19.15
------------------------------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                                    $   15.82        $    19.27         $   17.50
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(d)
   Net asset value                                                                (11.45)%           13.78%             0.26%
   Market value                                                                    (9.28)%           10.77%           (12.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                           $194,969          $240,998          $212,982
Ratio of net expenses to average net assets                                         1.08%(e)          1.09%             1.12%(e)
Ratio of net investment loss to average net assets                                 (0.25)%(e)        (0.06)%           (0.06)%(e)
Portfolio turnover rate                                                               68%              166%               41%

*    Commencement of investment operations.

(a)  Based on average shares outstanding during the period.

(b)  Before deduction of offering expenses charged to capital.

(c)  Amount is less than $0.01.

(d) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value ("NAV") or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund's Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(e)  Annualized.

See notes to financial statements.

                                        SemiAnnual Report | February 29, 2008 15

RYJ | Claymore/Raymond James SB-1 Equity Fund

Notes to FINANCIAL STATEMENTS | FEBRUARY 29, 2008 (unaudited)



Note 1 - ORGANIZATION:

Claymore/Raymond James SB-1 Equity Fund (the "Fund") was organized as a Delaware statutory trust on March 7, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "Act").

The Fund's investment objective is to provide capital appreciation. There can be no assurance that the Fund will achieve its investment objective. Under normal market conditions, the Fund will invest substantially all of its net assets in equity securities that are rated, at the time of purchase, Strong Buy 1 ("SB-1") by analysts employed by Raymond James & Associates, Inc. ("Raymond James"). For purposes of the Fund's investment policies, in the event a security is downgraded by Raymond James and is no longer rated SB-1 subsequent to the purchase of such security by the Fund, such security will be considered by the Fund to be rated SB-1 until the next semi-monthly rebalancing and reconstitution date following such downgrade. For as long as the word "SB-1" is in the name of the Fund, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities rated SB-1. The Fund's investment objective is considered fundamental and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

The Fund's Declaration of Trust provides that (beginning after 18 months from the date of the Prospectus) if the Fund's Common Shares close on the New York Stock Exchange ("NYSE") for 75 consecutive trading days at a price that is a 10% or greater discount from the net asset value of the Fund's Common Shares, the Fund will commence promptly the process necessary to convert the Fund into an open-end investment company. The Fund's Declaration of Trust provides that in such event a special meeting of shareholders of the Fund would be convened and that the Fund would automatically be converted to an open-end fund unless a majority of the outstanding voting securities of the Fund affirmatively vote to maintain the Fund's status as a closed-end fund.

Note 2 - ACCOUNTING POLICIES:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Fund.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in goodfaith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Fund records the character of dividends received from MLPs based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The Fund's characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

(c) Distributions

The Fund intends to pay substantially all of its net investment income to Common Shareholders at least annually. In addition, the Fund intends to distribute any capital gains to Common Shareholders at least annually. To the extent that the Fund realizes net investment income, including short-term capital gains, on a more frequent basis, the Fund may make more frequent distributions to its Common Shareholders.

Note 3 - INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENT AND OTHER AGREEMENTS:

Pursuant to an Investment Advisory Agreement (the "Agreement") between the Fund and Claymore Advisors, LLC (the "Adviser"), the Adviser provides a continuous investment program for the Fund's portfolio; executes recommendations for the purchase and sale of securities; furnishes offices, necessary facilities and equipment; provides administrative services to the Fund; oversees the activities of Raymond James (the Fund's "Sub-Adviser"); provides personnel, including certain officers required for its administrative management; and pays the compensation of all officers and Trustees of the Fund who are its affiliates.

As compensation for its services, the Fund pays the Adviser a fee, payable monthly, in an annual amount equal to 0.85% of the Fund's average daily Managed Assets. "Managed Assets" of the Fund means the total assets of the Fund, including the assets attributable to the proceeds from any borrowings or other forms of financial leverage, minus liabilities, other than liabilities related to any financial leverage.

Pursuant to a Sub-Advisory Agreement between the Fund, the Adviser, and the Sub-Adviser, the Sub-Adviser, under the supervision of the Adviser and Fund's Board of Trustees, provides investment research, including the determination and dissemination of the securities rated SB-1 by Raymond James; may provide certain facilities and personnel, including certain officers required for its administrative management; and pays the compensation of all officers and Trustees of the Fund who are its affiliates. As compensation for its services, the Adviser pays the Sub-Adviser a fee, payable monthly, in an annual amount equal to 0.35% of the Fund's average daily Managed Assets.

Under a separate Fund Administration agreement, the Adviser provides fund administration services to the Fund. As compensation for services performed under the Administration Agreement, the Adviser receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the fund. For the six months ended February 29, 2008, the Fund recognized expenses of approximately $29,900 for these services.


l6 SemiAnnual Report | February 29, 2008

RYJ | Claymore/Raymond James SB-1 Equity Fund | NOTES TO FINANCIAL STATEMENTS (unaudited) continued


NET ASSETS                                                  RATE
----------------------------------------------------------------
First $200,000,000                                       0.0275%
Next $300,000,000                                        0.0200%
Next $500,000,000                                        0.0150%
Over $1,000,000,000                                      0.0100%
----------------------------------------------------------------

The Bank of New York Mellon ("BNY") acts as the Fund's accounting agent, custodian and transfer agent. As accounting agent, BNY is responsible for maintaining the books and records of the Fund's securities and cash. As custodian, BNY is responsible for the custody of the Fund's assets. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Certain officers and trustees of the Fund are also officers and directors of the Adviser. The Fund does not compensate its officers or trustees who are officers or directors of the Adviser.

Note 4 - FEDERAL INCOME TAXES:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

Information on the components of investments as of February 29, 2008 is as follows:

                                                            NET TAX
     COST OF                                             UNREALIZED
 INVESTMENTS        GROSS TAX        GROSS TAX         DEPRECIATION
         FOR       UNREALIZED       UNREALIZED                   ON
TAX PURPOSES     APPRECIATION     DEPRECIATION          INVESTMENTS
-------------------------------------------------------------------
$206,009,431      $11,476,354    ($22,585,848)        ($11,109,494)

The differences between book basis and tax basis unrealized appreciation/ (depreciation) is attributable to the tax deferral of losses on wash sales and tax adjustments related to master limited partnerships and real estate investment trusts.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of FIN 48 and has determined it does not have any impact on the financial statements as of February 29, 2008.

The 2006 and 2007 tax years are still subject to examination by major jurisdictions.

The tax character of distributions paid during the period ended August 31, 2007 was $1,223,510 of ordinary income.

Note 5 - INVESTMENTS IN SECURITIES:

For the six months ended February 29, 2008, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $152,962,960 and $172,445,999, respectively.


Note 6 - CAPITAL:

COMMON SHARES

The Fund has an unlimited amount of common shares, $0.01 par value, authorized and 11,122,822 issued and outstanding. In connection with the Fund's dividend reinvestment plan, the Fund did not issue any shares during the years ended August 31, 2007 and 2006.

Note 7 - INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would require future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 - ACCOUNTING PRONOUNCEMENTS:

In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 29, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosure will be required about the inputs used to develop measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.


                                        SemiAnnual Report | February 29, 2008 17

Supplemental INFORMATION | (unaudited)


TRUSTEES
The Trustees of the Claymore/Raymond James SB-1 Equity Fund and their principal occupations during the past five years:

NAME, ADDRESS*, YEAR      TERM OF OFFICE**  PRINCIPAL OCCUPATION DURING                 NUMBER OF PORTFOLIOS
OF BIRTH AND POSITION(S)  AND LENGTH OF     THE PAST FIVE YEARS AND                     IN FUND COMPLEX***       OTHER DIRECTORSHIPS
HELD WITH REGISTRANT      TIME SERVED       OTHER AFFILIATIONS                          OVERSEEN BY TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Randall C. Barnes         Since 2006        Investor (2001-present). Formerly, Senior          40                None.
Year of Birth: 1951                         Vice President and Treasurer (1993-1997),
Trustee                                     President, Pizza Hut International
                                            (1991-1993) and Senior Vice President,
                                            Strategic Planning and New Business
                                            Development (1987-1990) of PepsiCo, Inc.
                                            (1987-1997).

------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg          Since 2006        Partner of Nyberg & Cassioppi, LLC, a law          43                None.
Year of birth: 1953                         firm specializing in corporate law, estate
Trustee                                     planning and business transactions
                                            (2000-present). Formerly, Executive Vice
                                            President, General Counsel and Corporate
                                            Secretary of Van Kampen Investments
                                            (1982-1999).

------------------------------------------------------------------------------------------------------------------------------------
Ronald E. Toupin, Jr.     Since 2006        Formerly, Vice President, Manager and              40                None.
Year of birth: 1958                         Portfolio Manager of Nuveen Asset Management
Trustee                                     (1998-1999), Vice President of Nuveen
                                            Investment Advisory Corp. (1992-1999), Vice
                                            President and Manager of Nuveen Unit
                                            Investment Trusts (1991-1999), and Assistant
                                            Vice President and Portfolio Manager of
                                            Nuveen Unit Investment Trusts (1988-1999),
                                            each of John Nuveen & Co., Inc. (1982-1999).

INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------

Nicholas Dalmaso+         Since 2006        Senior Managing Director and Chief                 43                None.
Year of birth: 1965                         Administrative Officer of Claymore Advisors,
Trustee and Chief Legal                     LLC and Claymore Securities, Inc.
and Executive Officer                       (2007-present). Formerly, Senior Managing
                                            Director and General Counsel of Claymore
                                            Group Inc., Claymore Advisors, LLC and
                                            Claymore Securities, Inc. (2001-2007).
                                            Assistant General Counsel, John Nuveen and
                                            Co., Inc. (1999-2001). Former Vice President
                                            and Associate General Counsel of Van Kampen
                                            Investments, Inc. (1992-1999).

------------------------------------------------------------------------------------------------------------------------------------

* Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

** After a Trustee's initial term, each Trustee is expected to serve a two-year term concurrent with the class of Trustees for which he serves:
     -Messrs. Nyberg and Toupin, as Class II Trustees, are expected to stand for re-election at the Fund's 2008 annual meeting of shareholders.
     -Messrs. Barnes and Dalmaso, as Class I Trustees, are expected to stand for re-election at the Fund's 2009 annual meeting of shareholders.

*** The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

+ Mr. Dalmaso is an "interested person" (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Claymore Advisors, LLC, the Fund's Investment Adviser.


18 SemiAnnual Report | February 29, 2008

RYJ | Claymore/Raymond James SB-1 Equity Fund | SUPPLEMENTAL INFORMATION (unaudited) continued


OFFICERS
The officers of the Claymore/Raymond James SB-1 Equity Fund and their principal occupations during the past five years:

NAME, ADDRESS*, YEAR OF BIRTH AND    TERM OF OFFICE** AND    PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
POSITION(S) HELD WITH REGISTRANT     LENGTH OF TIME SERVED   AND OTHER AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Hill                       Since 2006              Senior Managing Director of Claymore Advisors, LLC and Claymore
Year of birth: 1964                                          Securities, Inc. (2005-present); Formerly, Chief Financial Officer of
Chief Financial Officer,                                     Claymore Group, Inc. (2005-2006); Managing Director of Claymore
Chief Accounting Officer                                     Advisors, LLC and Claymore Securities, Inc. (2003-2005); Treasurer of
and Treasurer                                                Henderson Global Funds and Operations Manager for Henderson Global
                                                             Investors (NA) Inc., (2002-2003); Managing Director, FrontPoint
                                                             Partners LLC (2001-2002.

------------------------------------------------------------------------------------------------------------------------------------
Melissa J. Nguyen                    Since 2006              Vice President and Assistant General Counsel of Claymore Group, Inc.
Year of birth: 1978                                          (2005-present). Secretary of certain funds in the Fund Complex;
Secretary                                                    Formerly, Associate, Vedder, Price, Kaufman & Kammholz, P.C.
                                                             (2003-2005).

------------------------------------------------------------------------------------------------------------------------------------
Bruce Saxon                          Since 2006              Vice President, Fund Compliance Officer of Claymore Group, Inc.
Year of birth: 1957                                          (2006-present). Formerly, Chief Compliance Officer/Assistant Secretary
Chief Compliance                                             of Harris Investment Management, Inc. (2003-2006). Director-Compliance
Officer                                                      of Harrisdirect LLC (1999-2003).

------------------------------------------------------------------------------------------------------------------------------------
James Howley                         Since 2006              Vice President, Fund Administration of Claymore Advisors, LLC
Year of birth: 1972                                          (2004-present). Formerly, Manager, Mutual Fund Administration of Van
Assistant Treasurer                                          Kampen Investments, Inc. (1996-2004).
------------------------------------------------------------------------------------------------------------------------------------

*    Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

** Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.


                                        SemiAnnual Report | February 29, 2008 19

RYJ | Claymore/Raymond James SB-1 Equity Fund

Dividend Reinvestment Plan | (unaudited)



Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by The Bank of New York Mellon (the "Plan Administrator"), Administrator for shareholders in the Fund's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized common shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York Mellon, P.O. Box 463, East Syracuse, New York 13057-0463; Attention: Shareholder Services Department, Phone Number:
(866) 488-3559.


20 SemiAnnual Report | February 29, 2008

RYJ | Claymore/Raymond James SB-1 Equity Fund

Fund Information |

BOARD OF TRUSTEES

Randall C. Barnes

Nicholas Dalmaso*

Ronald A. Nyberg

Ronald E. Toupin, Jr.


* Trustee is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended.


OFFICERS

Steven M. Hill
Chief Financial Officer,
Chief Accounting Officer and Treasurer

Melissa J. Nguyen
Secretary

Bruce Saxon
Chief Compliance Officer

James Howley
Assistant Treasurer


INVESTMENT ADVISER
AND ADMINISTRATOR
Claymore Advisors, LLC
Lisle, Illinois

INVESTMENT SUB-ADVISER
Raymond James & Associates, Inc.
St. Petersburg, Florida

ACCOUNTING AGENT,
CUSTODIAN AND TRANSFER AGENT
The Bank of New York Mellon
New York, New York

LEGAL COUNSEL
Skadden, Arps, Slate,
Meagher & Flom LLP
Chicago, Illinois

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, Illinois



PRIVACY PRINCIPLES OF CLAYMORE/RAYMOND JAMES SB-1 EQUITY FUND FOR SHAREHOLDERS The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

QUESTIONS CONCERNING YOUR SHARES OF CLAYMORE/RAYMOND JAMES SB-1 EQUITY FUND?

     o    If your shares are held in a Brokerage Account, contact your Broker.

     o If you have physical possession of your shares in certificate form, contact the Custodian and Transfer Agent:

          The Bank of New York Mellon, 111 Sanders Creek Parkway, East Syracuse, New York 13057 (800) 701-8178

This report is sent to shareholders of Claymore/Raymond James SB-1 Equity Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 889-3830 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 889-3830 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC website at http://www.sec.gov. The Fund's Form N-Q may also be viewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or by visiting the SEC website at http://www.sec.gov.

In August 2007, the Fund submitted a CEO annual certification to the NYSE in which the Fund's principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund's principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund's disclosure controls and procedures and internal control over financial reporting.



                                        SemiAnnual Report | February 29, 2008 21

RYJ | Claymore/Raymond James SB-1 Equity Fund


ABOUT THE FUND'S SUB-ADVISER AND PORTFOLIO MANAGER

Claymore/Raymond James SB-1 Equity Fund is sub-advised by Raymond James & Associates, Inc. ("Raymond James") and managed by Claymore Advisors, LLC ("Claymore"). The Fund invests substantially all of its net assets in the equity securities that are rated, at the time of purchase, "Strong Buy 1" by Raymond James analysts.

RAYMOND JAMES & ASSOCIATES, INC.

Raymond James & Associates, Inc. is a wholly-owned subsidiary of Raymond James Financial, Inc., a Florida-based holding company whose subsidiaries are engaged in various financial services businesses including brokerage, trading, investment banking, asset management and financial planning services. The firm provides investment research, including the determination and dissemination of securities rated SB-1 by Raymond James analysts. The firm's research department supports the company's institutional and retail sales efforts and publishes research on approximately 600 companies.

OVERVIEW OF RAYMOND JAMES EQUITY RESEARCH

A variety of factors go into the research process used by Raymond James analysts including an assessment of industry dynamics, interviews of company executives, analysis of competition and information as available from suppliers, distributors, major customers and other independent sources. Each stock in the Raymond James coverage universe is assigned a rating of Strong Buy, Outperform, Market Perform or Underperform.

Raymond James prizes analyst independence, objectivity, thorough analysis and integrity, believing that value-added analysis and independent judgment are critical elements in the quest for superior investment performance. Raymond James equity analysts strive to anticipate both positive and negative information and to respond accordingly with timely changes in ratings, earnings estimates and price targets.

CLAYMORE ADVISORS, LLC

The Fund is managed by Chuck Craig, who serves as Portfolio Manager of the Fund. Claymore provides a continuous investment program for the Fund's portfolio and executes the purchase and sale of securities on behalf of the Fund. Chuck Craig, CFA, joined Claymore in May 2003. In addition to his role as Portfolio Manager of the Fund and other funds managed by Claymore, Mr. Craig is involved in the research, selection and development of new products for Claymore.


22 SemiAnnual Report | February 29, 2008

                       This Page Intentionally Left Blank

CLAYMORE SECURITIES, INC.
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC


             NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE



                                                                     RYJ
                                                                    LISTED
                                                                     NYSE

                                                                    RYJ-SAR-0208

ITEM 2. CODE OF ETHICS.
Not applicable for the semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for the semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable for the semi-annual reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.
Not applicable for the semi-annual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable for the semi-annual reporting period.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     (a)  Not applicable for the semi-annual reporting period.

     (b) There has been no change, as of the date of this filing, in the Portfolio Manager identified in response to paragraph (a)(1) of this
          Item in the registrant's most recent annual report on Form N-CSR

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore/Raymond James SB-1 Equity Fund

By:  /s/ Nicholas Dalmaso
     --------------------------------------------------------
         Nicholas Dalmaso,
         Chief Executive Officer and Chief Legal Officer

Date: April 30, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Nicholas Dalmaso
     --------------------------------------------------------
         Nicholas Dalmaso,
         Chief Executive Officer and Chief Legal Officer

Date:  April 30, 2008




By:  /s/ Steven M. Hill
     --------------------------------------------------------
         Steven M. Hill
         Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:  April 30, 2008